Prepayments (Tables)	12 Months Ended
Dec. 31, 2021
Prepayments [Abstract]
Summary of Prepayments

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Prepaid rents	$2,864	$2,349
Others	1,656	1,779
	$4,520	$4,128
Current
Prepaid rents	$652	$566
Others	1,654	1,764
	$2,306	$2,330
Noncurrent
Prepaid rents	$2,212	$1,783
Others	2	15
	$2,214	$1,798